2. GOING CONCERN	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
2. GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred net losses of $6,604,631 and $2,725,692 for the years ended September 30, 2013 and 2012, respectively. Our net cash used in operating activities was $3,503,580 for the year ended September 30, 2013.

The Company anticipates that it will record losses from operations for the foreseeable future. As of September 30, 2013, our accumulated deficit was $20,537,825.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings and loans from Ronald P. Erickson, our Chief Executive Officer. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2013 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.